INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a. Corporate tax rates in Israel:

Presented hereunder are the tax rates relevant to the Company in the years 2021-2023:

The Israeli statutory corporate tax rate and real capital gains were 23% in the years 2021-2023.

b. Income (loss) before taxes on income is comprised as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Domestic	$(19,638)	$(19,110)	$(12,780)
Foreign	(2,507)	8	138
	$(22,145)	$(19,102)	$(12,642)

c. Taxes on income (benefit) are comprised as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Current	$(12)	$151	$123
Deferred	-	316	(29)

	$(12)	$467	$94

	Year Ended December 31,
	2023	2022	2021
Domestic	$-	$-	$-
Foreign	(12)	467	94

	$(12)	$467	$94

d. Deferred income taxes (in thousands):

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets as of December 31, 2023 and 2022 are derived from temporary differences.

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. Based on the Company’s history of losses, the Company established a full valuation allowance for RRL.

Undistributed earnings of certain subsidiaries as of December 31, 2023 were immaterial. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. As a result, the Company has not provided for any deferred income taxes.

	December 31,
	2023	2022
Deferred tax assets:
Carry forward tax losses	$64,090	$50,833
Research and development carry forward expenses-temporary differences	1,311	844
Accrual and reserves	849	392
Share based compensation	394	456
Credit tax carry forwards	1,714	-
Lease liabilities	480	214
Total deferred tax assets	68,838	52,739
Deferred tax liabilities:
Right-of-use asset	(470)	(214)
Intangible Assets	(3,015)	-
Property and equipment	(144)	-
Net deferred tax assets	65,209	52,525
Valuation allowance	(65,209)	(52,525)

Net deferred tax assets	$-	$-

The net changes in the total valuation allowance for each of the years ended December 31, 2023, 2022 and 2021, are comprised as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Balance at beginning of year	$(52,525)	$(48,098)	$(42,941)
Changes due to exchange rate differences	-	1,418	(1,488)
Adjustment previous year loss	(5)	(14)	-
Acquisition	(7,269)	-	-
Additions during the year	(5,410)	(5,831)	(3,669)

Balance at end of year	$(65,209)	$(52,525)	$(48,098)

e. Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Loss before taxes, as reported in the consolidated statements of operations	$(22,145)	$(19,102)	$(12,642)

Statutory tax rate	23%	23.0%	23.0%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(5,093)	$(4,393)	$(2,908)
Income tax at rate other than the Israeli statutory tax rate	56	(2)	7
Non-deductible expenses including equity-based compensation expenses and other	-	262	102
Operating losses and other temporary differences for which valuation allowance was provided	5,410	5,375	3,669
Permanent differences	(342)	(775)	(784)
Adjustment in respect of prior years	(43)	-	-
Other	-	-	8

Actual tax expense (benefit)	$(12)	$467	$94

f. Foreign tax rates:

Taxable income of RRI and AlterG was subject to tax at the rate of 21% in 2023, 2022 and 2021.

Taxable income of RRG was subject to tax at the rate of 30% in 2023, 2022, and 2021.

g. Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

Conditions for entitlement to the benefits:

Under the Investment Law, in 2012 the Company elected “Beneficiary Enterprise” status which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Beneficiary Enterprise benefits is taxed at a regular rate.

Income derived from Beneficiary Enterprise from productive activity will be exempt from tax for ten years from the year in which the Company first has taxable income, providing that 12 years have not passed from the beginning of the year of election. In the event of a dividend distribution from income that is exempt from company tax, as aforementioned, the Company will be required to pay tax of 10%-25% on that income.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Beneficiary Enterprise’s income. Tax-exempt income generated under the Company’s “Beneficiary Enterprise” program will be subject to taxes upon dividend distribution or complete liquidation.

The entitlement to the above benefits is conditional upon the Company’s fulfilling the conditions stipulated by the Law and regulations published thereunder.

h. Tax assessments:

RRL, RRI and RRG has had final tax assessments up to and including the 2017 tax year.

AlterG files income tax returns in the United States and in various U.S. states.  AlterG returns for the years ended December 31, 2020 and later are generally subject to federal tax examination, while the AlterG returns for the years ended December 31, 2019 and later are generally subject to state tax examination.  However, the AlterG net operating losses and tax credits generally remain subject to tax examination and adjustment until they are utilized on a future tax return and the statute of limitations closes for that year.  Thus, the AlterG tax attributes generally remain open to federal and state tax examination and adjustment.

i. Net operating carry-forward losses for tax purposes:

As of December 31, 2023, RRL has carry-forward losses amounting to approximately $242.6 million, which can be carried forward for an indefinite period.

As of December 31, 2023, AlterG had approximately $31.4 million of federal net operating loss (“NOL”) carry forwards, and $47.2 million of state NOL carry forwards, which will begin to expire in 2025 and 2028, respectively.  The federal net operating losses from years beginning after January 1, 2018, of approximately $14.7 million may be carried forward indefinitely and losses prior to January 1, 2018 of approximately $16.7 million expire beginning in 2028 under prior law.

Internal Revenue Code Section 382 places a limitation ("Section 382 Limitation") on the amount of taxable income which can be offset by NOL carry forwards after a change in control (generally greater than 50% change in the value of the stock owned by 5% shareholders during the testing period) of a loss corporation. California has similar rules. On August 11, 2023, AlterG was involved in an equity transaction that constitutes a Section 382 change in ownership. The change in ownership limits the ability to utilize net operating loss carry forwards in future years. The 382-limitation impact on NOLs has been included in the current period provision. The Company may have had earlier Section 382 changes in ownership. This will be assessed upon realization of tax attributes.